Leases - Summary of Components of Lease Cost (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Lessee Disclosure [Abstract]
Operating lease costs	¥ 173,815	$ 26,638	¥ 183,578
Finance lease costs
Amortization of ROU assets	25,010	3,833	579
Interest on lease liabilities	4,251	651	0
Total finance lease costs	¥ 29,261	$ 4,484	¥ 579